Convertible Preferred Stock Warrant Liability	12 Months Ended
Dec. 31, 2012
Convertible Preferred Stock Warrant Liability

11. Convertible Preferred Stock Warrant Liability

Convertible preferred stock warrants were valued using the Black-Scholes option-pricing model upon their issuance and remeasured to estimated fair value at the end of each reporting period. The following table sets forth the estimated fair value for each of the convertible preferred stock warrants as of December 31, 2011 and 2012 (in thousands, except share and per share data):

			Shares as of		Estimated Fair Value
Preferred Stock	Expiration Date	Exercise Price Per Share	December 31, 2011	December 31, 2012	December 31, 2011	December 31, 2012
Series A	Later of: (i) January 20, 2015 or (ii) 3 years after the closing of an initial public offering of our common stock	$10.00	4,740	4,740	$42	$36
Series B	Later of: (i) September 28, 2016 or (ii) 5 years after the closing of an initial public offering of our common stock	$13.10	76,335	76,335	724	647

Total			81,075	81,075	$766	$683

Concurrent with the closing of an IPO, all convertible preferred stock warrants will convert into warrants to purchase shares of common stock at the applicable conversion rate for the related preferred stock (currently, 1-for-1 for all series of preferred stock). All warrants are exercisable upon issuance.

The estimated fair value of the above warrants was determined using the Black-Scholes option-pricing model using the following assumptions:

	Year Ended December 31,
	2010	2011	2012
Risk-free interest rate	1.5-2.4%	0.4-0.9%	0.3-0.6%
Estimated term equal to the remaining contractual term	4.1-6.2 years	3.1-5.2 years	2.1-4.2 years
Volatility	78%	85%	82%
Dividend yield	–	–	–

As a private company, we cannot rely on the volatility of our own stock price because there is no public market for the stock. Therefore, the estimated volatility is based on the volatility of other companies with similar products under development, market, size and other factors. We developed a broad peer group to provide a representative sample of comparable companies. We monitor the historical volatility of peer group companies on a quarterly basis and adjust our estimated volatility when significant changes in the peer group volatilities occur.